Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals)	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Convertible Debentures Abstract
Debenture (in Dollars)	$ 6
Convertible debenture percentage	10.00%
Repayment debenture percentage	12.00%